FINANCIAL INSTRUMENTS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cross currency swap contract [Member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (82,178)	$ (51,217)
Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Deutsche - England
Starting date of Hedging instrument	Oct. 30, 2011
Maturity date of hedging instrument	Oct. 30, 2021
Net derivative financial liabilities	$ (4,435)	(3,105)
Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	JP Morgan - N.A.
Starting date of Hedging instrument	Oct. 30, 2011
Maturity date of hedging instrument	Oct. 30, 2021
Net derivative financial liabilities	$ (4,392)	(3,039)
Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Deutsche - England
Starting date of Hedging instrument	Apr. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2019
Net derivative financial liabilities	$ 0	1,707
Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 615	2,041
Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 801	2,273
Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 1,214	2,715
Cross currency swap contract [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 1,611	3,148
Cross currency swap contract [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Banco de Chile - Chile
Starting date of Hedging instrument	Apr. 30, 2019
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 418	155
Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	J
Name of the institution	Itaú
Starting date of Hedging instrument	May 15, 2012
Maturity date of hedging instrument	Nov. 15, 2021
Net derivative financial liabilities	$ (5,123)	(3,289)
Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	J
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ (5,123)	(3,289)
Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	J
Name of the institution	Deutsche - England
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ (5,132)	(3,313)
Cross currency swap contract [Member] | Santander – Spain [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Santander - Spain
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ (5,118)	(3,273)
Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	J
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ (5,075)	(3,197)
Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Itaú - Chile
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ (7,100)	(4,978)
Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	JP Morgan - N.A.
Starting date of Hedging instrument	Nov. 15, 2012
Maturity date of hedging instrument	Nov. 15, 2021
Net derivative financial liabilities	$ (7,420)	(5,102)
Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ (2,416)	(882)
Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ (1,609)	(89)
Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Deutsche - England
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ (1,594)	(92)
Cross currency swap contract [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Q
Name of the institution	BCI - Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2021
Net derivative financial liabilities	$ (1,755)	(1,679)
Cross currency swap contract [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Q
Name of the institution	BCI - Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2021
Net derivative financial liabilities	$ (1,747)	(1,655)
Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (11,059)	(7,016)
Cross currency swap contract [Member] | JP Morgan - England [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	JP Morgan - England
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (3,461)	(1,996)
Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Itaú - Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (3,486)	(2,015)
Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	S
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Nov. 15, 2016
Maturity date of hedging instrument	Nov. 15, 2026
Net derivative financial liabilities	$ 153	5,830
Cross currency swap contract [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (3,360)	(2,392)
Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (3,169)	(2,294)
Cross currency swap contract [Member] | Goldman Sachs One [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (2,766)	(1,861)
Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ (1,036)	(7,976)
Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ (614)	(6,554)
Cross currency swap contract [Member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	(24,410)	0
Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (9,740)
Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (4,903)	0
Cross currency swap contract [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Banco de Chile
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (2,428)	0
Cross currency swap contract [Member] | MUFG NA [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	MUFG - N.A.
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (4,846)	0
Cross currency swap contract [Member] | HSBC NA [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	HSBC - N.A.
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (2,493)	0
Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (14)	(2)
Forward contract [member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BCI - Chile
Starting date of Hedging instrument	Oct. 11, 2019
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ (3,408)	0
Forward contract [member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Banco de Chile - Chile
Starting date of Hedging instrument	Oct. 11, 2019
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ (3,543)	0
Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Itaú - Chile
Starting date of Hedging instrument	Oct. 11, 2019
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ (3,449)	0
Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Itaú - Chile
Starting date of Hedging instrument	Oct. 11, 2019
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ (3,188)	0
Forward contract [member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Jan. 10, 2020
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ 2,175
Forward contract [member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BCI - Chile
Starting date of Hedging instrument	Oct. 11, 2019
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ (1,855)	0
Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Itaú - Chile
Starting date of Hedging instrument	Oct. 11, 2019
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ (3,065)	0
Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Itaú - Chile
Starting date of Hedging instrument	Jan. 10, 2020
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ 2,131
Forward contract [member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Banco de Chile - Chile
Starting date of Hedging instrument	Oct. 11, 2019
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ (3,482)	$ 0
US dollars [Member] | Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	39,653,006
US dollars [Member] | Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	39,653,006
US dollars [Member] | Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	0
US dollars [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	34,933,122
US dollars [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	34,889,491
US dollars [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	34,524,604
US dollars [Member] | Cross currency swap contract [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	34,201,420
US dollars [Member] | Cross currency swap contract [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	34,524,605
US dollars [Member] | Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	46,474,122
US dollars [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,864,859
US dollars [Member] | Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,864,859
US dollars [Member] | Cross currency swap contract [Member] | Santander – Spain [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,873,112
US dollars [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,864,257
US dollars [Member] | Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,864,859
US dollars [Member] | Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	47,163,640
US dollars [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,412,852
US dollars [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	41,752,718
US dollars [Member] | Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	41,752,718
US dollars [Member] | Cross currency swap contract [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	16,194,459
US dollars [Member] | Cross currency swap contract [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	16,198,761
US dollars [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	128,611,183
US dollars [Member] | Cross currency swap contract [Member] | JP Morgan - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,185,224
US dollars [Member] | Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,277,070
US dollars [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	201,340,031
US dollars [Member] | Cross currency swap contract [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,521,750
US dollars [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,537,926
US dollars [Member] | Cross currency swap contract [Member] | Goldman Sachs One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,066,555
US dollars [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	118,400,504
US dollars [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	97,971,786
US dollars [Member] | Cross currency swap contract [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	237,340,000
US dollars [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	118,670,000
US dollars [Member] | Cross currency swap contract [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	59,335,000
US dollars [Member] | Cross currency swap contract [Member] | MUFG NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	118,670,000
US dollars [Member] | Cross currency swap contract [Member] | HSBC NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	59,335,000
US dollars [Member] | Forward contract [member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	47,061,633
US dollars [Member] | Forward contract [member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	47,198,102
US dollars [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	47,102,491
US dollars [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	46,838,174
US dollars [Member] | Forward contract [member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	51,222,327
US dollars [Member] | Forward contract [member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	48,292,295
US dollars [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	49,519,410
US dollars [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	51,267,096
US dollars [Member] | Forward contract [member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	47,136,593
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	909,091
Unidad de Fomento [Member] | Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	909,091
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	0
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	909,091
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	909,091
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	909,091
Unidad de Fomento [Member] | Cross currency swap contract [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	909,091
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	909,091
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Santander – Spain [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	375,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	375,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | JP Morgan - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Goldman Sachs One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,500,000
Euro [Member] | Cross currency swap contract [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	200,000,000
Euro [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	100,000,000
Euro [Member] | Cross currency swap contract [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	50,000,000
Euro [Member] | Cross currency swap contract [Member] | MUFG NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	100,000,000
Euro [Member] | Cross currency swap contract [Member] | HSBC NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	50,000,000
CLP [Member] | Forward contract [member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	32,552,531,231
CLP [Member] | Forward contract [member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	32,552,531,231
CLP [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	32,552,531,231
CLP [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	32,552,531,231
CLP [Member] | Forward contract [member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	39,886,826,067
CLP [Member] | Forward contract [member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	34,649,721,677
CLP [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	34,649,721,677
CLP [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	39,886,826,067
CLP [Member] | Forward contract [member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	$ 32,552,531,231